GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS	6 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS	GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS
No vessels were sold and no charters were terminated during the six months ended June 30, 2021.

During the six months ended June 30, 2020, one VLCC (Front Hakata) and five offshore support vessels (Sea Cheetah, Sea Jaguar, Sea Halibut, Sea Pike and Sea Leopard) were sold to unrelated third parties. A net gain of $2.3 million was recorded in relation to the sale of these vessels. The Front Hakata and Sea Leopard were previously accounted for as investments in direct financing leases and Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike were accounted for as operating lease assets.